T. ROWE PRICE Dividend Growth Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.8%
COMMUNICATION SERVICES  1.1%
Wireless Telecommunication Services  1.1%
T-Mobile U.S.  1,083,000 259,249
Total Communication Services 259,249
CONSUMER DISCRETIONARY  6.5%
Hotels, Restaurants & Leisure  3.1%
Hilton Worldwide Holdings  1,151,903 298,850
Marriott International, Class A  260,853 67,936
McDonald's  838,375 254,774
Yum! Brands  900,361 136,855
758,415
Specialty Retail  3.0%
Home Depot  889,475 360,406
Ross Stores  1,981,684 301,989
Tractor Supply  1,342,900 76,371
738,766
Textiles, Apparel & Luxury Goods  0.4%
NIKE, Class B  1,307,399 91,165
91,165
Total Consumer Discretionary 1,588,346
CONSUMER STAPLES  6.8%
Beverages  1.2%
Coca-Cola  4,440,121 294,469
294,469
Consumer Staples Distribution & Retail  2.3%
Costco Wholesale  138,329 128,042
Walmart  4,161,364 428,870
556,912
Food Products  0.8%
Mondelez International, Class A  3,249,051 202,968
202,968
Household Products  0.9%
Colgate-Palmolive  2,809,586 224,598
224,598
Personal Care Products  0.6%
Kenvue  9,369,553 152,068
152,068

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Tobacco  1.0%
Philip Morris International  1,559,700 252,983
252,983
Total Consumer Staples 1,683,998
ENERGY  4.3%
Energy Equipment & Services  0.5%
Schlumberger  3,580,400 123,058
123,058
Oil, Gas & Consumable Fuels  3.8%
ConocoPhillips  2,399,300 226,950
EOG Resources  1,163,259 130,424
EQT  1,907,400 103,820
Exxon Mobil  2,909,808 328,081
Williams  2,121,200 134,378
923,653
Total Energy 1,046,711
FINANCIALS  20.4%
Banks  5.8%
Bank of America  8,348,897 430,719
JPMorgan Chase  2,521,548 795,372
Wells Fargo  2,454,006 205,695
1,431,786
Capital Markets  4.7%
Charles Schwab  3,624,446 346,026
CME Group  403,300 108,967
Goldman Sachs Group  226,950 180,732
Morgan Stanley  2,243,609 356,644
S&P Global  330,852 161,029
1,153,398
Consumer Finance  1.5%
American Express  1,125,774 373,937
373,937
Financial Services  2.8%
Visa, Class A  1,983,139 677,004
677,004
Insurance  5.6%
Aon, Class A  216,747 77,288
Chubb  1,574,622 444,437
Hartford Insurance Group  1,275,970 170,201

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Marsh & McLennan  1,838,385 370,490
MetLife  598,600 49,307
Progressive  1,006,638 248,589
1,360,312
Total Financials 4,996,437
HEALTH CARE  11.8%
Biotechnology  1.9%
AbbVie  1,346,801 311,838
Gilead Sciences  1,367,095 151,748
463,586
Health Care Equipment & Supplies  1.9%
Becton Dickinson & Company  593,092 111,009
GE HealthCare Technologies  1,253,039 94,103
Stryker  717,432 265,213
470,325
Health Care Providers & Services  3.7%
Cigna Group  312,335 90,031
Elevance Health  255,633 82,600
McKesson  389,790 301,128
Quest Diagnostics  1,040,000 198,203
UnitedHealth Group  698,589 241,223
913,185
Life Sciences Tools & Services  2.0%
Danaher  1,078,393 213,802
Thermo Fisher Scientific  552,429 267,939
481,741
Pharmaceuticals  2.3%
AstraZeneca, ADR  3,238,744 248,476
Eli Lilly  403,840 308,130
556,606
Total Health Care 2,885,443
INDUSTRIALS & BUSINESS SERVICES  16.0%
Aerospace & Defense  4.8%
General Electric  1,897,832 570,906
Howmet Aerospace  1,581,071 310,253
Northrop Grumman  490,268 298,730
1,179,889

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Building Products  0.7%
Trane Technologies  419,424 176,980
176,980
Commercial Services & Supplies  1.0%
Waste Connections  1,344,372 236,341
236,341
Electrical Equipment  1.6%
GE Vernova  123,958 76,222
Rockwell Automation  372,000 130,025
Schneider Electric (EUR)  664,631 187,075
393,322
Ground Transportation  2.1%
CSX  4,215,300 149,685
Old Dominion Freight Line  865,950 121,909
Union Pacific  991,454 234,350
505,944
Industrial Conglomerates  1.9%
Honeywell International  995,150 209,479
Roper Technologies  500,657 249,673
459,152
Machinery  2.0%
Caterpillar  287,500 137,181
Deere  535,800 245,000
Illinois Tool Works  270,890 70,637
Stanley Black & Decker  622,494 46,270
499,088
Professional Services  1.9%
Automatic Data Processing  505,300 148,306
Booz Allen Hamilton Holding  241,100 24,098
Broadridge Financial Solutions  1,186,666 282,628
455,032
Total Industrials & Business Services 3,905,748
INFORMATION TECHNOLOGY  23.8%
Electronic Equipment, Instruments & Components  2.5%
Amphenol, Class A  3,022,856 374,079
TE Connectivity  1,042,564 228,874
602,953

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
IT Services  0.5%
Accenture, Class A  515,590 127,144
127,144
Semiconductors & Semiconductor Equipment  8.2%
Analog Devices  1,224,400 300,835
Applied Materials  707,129 144,778
Broadcom  2,249,400 742,099
KLA  319,464 344,574
QUALCOMM  749,248 124,645
Taiwan Semiconductor Manufacturing, ADR  692,700 193,464
Texas Instruments  901,988 165,722
2,016,117
Software  7.6%
Intuit  199,000 135,899
Microsoft  3,316,605 1,717,836
1,853,735
Technology Hardware, Storage & Peripherals  5.0%
Apple  4,768,039 1,214,086
1,214,086
Total Information Technology 5,814,035
MATERIALS  3.1%
Chemicals  2.6%
Linde  706,821 335,740
RPM International  572,046 67,433
Sherwin-Williams  661,289 228,978
632,151
Containers & Packaging  0.5%
Avery Dennison  721,930 117,075
117,075
Total Materials 749,226
REAL ESTATE  1.7%
Residential Real Estate Investment Trusts  0.9%
Equity Residential, REIT  3,614,790 233,985
233,985
Specialized Real Estate Investment Trusts  0.8%
American Tower, REIT  1,004,085 193,106
193,106
Total Real Estate 427,091

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES  3.3%
Electric Utilities  0.6%
NextEra Energy  2,073,178 156,504
156,504
Gas Utilities  0.8%
Atmos Energy  1,179,183 201,346
201,346
Multi-Utilities  1.9%
Ameren  2,770,841 289,221
CMS Energy  2,490,641 182,464
471,685
Total Utilities 829,535
Total Common Stocks (Cost $10,762,930) 24,185,819
SHORT-TERM INVESTMENTS  1.2%
Money Market Funds  1.2%
T. Rowe Price Government Reserve Fund, 4.16% (1)(2) 293,718,245 293,718
Total Short-Term Investments (Cost $293,718) 293,718
Total Investments in Securities  100.0%
(Cost $11,056,648) $ 24,479,537
Other Assets Less Liabilities 0.0% 5,746
Net Assets 100.0% $ 24,485,283
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Seven-day yield
(2) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Dividend Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ 9,610++
Totals $ —# $ — $ 9,610+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 335,714  ¤  ¤ $ 293,718
Total $ 293,718^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $9,610 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $293,718.

T. ROWE PRICE Dividend Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Dividend Growth Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Dividend
Growth Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Dividend Growth Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Dividend Growth Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Dividend Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F58-054Q3 09/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 23,998,744 $ 187,075 $ — $ 24,185,819
Short-Term Investments 293,718 — — 293,718
Total $ 24,292,462 $ 187,075 $ — $ 24,479,537